Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated December 17, 2024, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024
I. NAME CHANGES: Effective May 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of May 1, 2025
Growth Strategy Fund	Aggressive Strategy Fund
Equity Growth Strategy Fund	Equity Aggressive Strategy Fund

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated December 17, 2024, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024
I. NAME CHANGES: Effective May 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of May 1, 2025
Growth Strategy Fund	Aggressive Strategy Fund
Equity Growth Strategy Fund	Equity Aggressive Strategy Fund

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated December 17, 2024, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024
I. NAME CHANGES: Effective May 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of May 1, 2025
Growth Strategy Fund	Aggressive Strategy Fund
Equity Growth Strategy Fund	Equity Aggressive Strategy Fund